SASCO 2007-BC4
Credit Risk Management Report
January 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
2008 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
I. Transmit this Report to anyone other than a person or entity having a fiduciary relationship with, or beneficial interest in, this portfolio;
II. Reproduce any or all of this Report; or
III. Contact any servicer or originator regarding any information in this Report.
The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any security.
The Report is based upon information provided to Clayton Fixed Income Services Inc.
by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.
This Report is furnished on a confidential basis to the recipient listed herein. By acceptance of this Report, the recipient agrees that it will not:
Table of Contents
Section One
Executive Summary
Section Two
Loan-Level Report
Section Three
Prepayment Penalty Analysis
Section Four
Loss Analysis
Section Five
Analytics
2008 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
Section One
Executive Summary
2008 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
SASCO 2007-BC4
Executive Summary
January 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.
0
Transaction Summary
Servicer(s): Aurora Loan Services, Chase Home Finance, Colonial Savings,
Countrywide, Home Loan Services, HomEq, Midwest Loan
Services, Ocwen Loan Servicing, LLC, PHH Mortgage Services,
Select Portfolio Servicing, Inc., Wells Fargo
Mortgage Insurer(s): General Electric Mortgage Insurance, Mortgage Guaranty
Insurance Corporation, PMI Mortgage Insurance Co., Radian
Guaranty, Republic Mortgage Insurance Company, Triad
Guaranty Insurance Company, United Guaranty Residential
Insurance Company
Delinquency Reporting Method:
Master Servicer: Aurora Loan Services
Closing Date: 12/30/2007
Depositor: Structured Asset Securities Corporation
Securities Administrator: US Bank NA
Collateral Summary
Loan Count 5,949 5,888 98.97%
Collateral Balance $1,311,380,749 $1,294,326,314 98.69%
Closing Date
As of 1/25/2008
1/25/2008 Balance as
Percentage of Closing Date
Balance
2008 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
Collateral Statistics
Early Payment Defaults* 85 $22,959,072
First Payment Defaults 17 $4,379,366
* A default that occurs on the second or third scheduled payment.
Loan Count Summed Balance
1/25/2008 $0 0
Loss Summary
Remittance Losses Remitted to the Trust Number of Loan-Level Losses/Gains
Loss Analysis
For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale, MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.
Loss Issues for Current Month
1/25/2008 $183,618 $183,618 $0
Remittance Date Amount Remitted to the
Trust
Amount Remitted by the
Servicers
Difference
Total Cash Flows
For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the
Prepayment Penalty Analysis section of this report for details regarding paid-off loans with prepayment penalty flags. The table below provides a summary of Clayton's reconciliation for this remittance.
Prepayment Penalty Analysis
Prepayments
1/25/2008 $1,307,437,745 $12,549,106 0.95
Remittance Date Beginning Collateral Balance Total Prepayments Percentage of Prepayment
SASCO 2007-BC4 as of 1/25/2008
Section Two
Loan-Level Report
2008 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
2008 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
Loan-Level Report Definitions
FICO : Represents the borrower's credit score at the time of securitization/origination. FICO:
Last Paid Date:
Valuation:
C
Liquidation Date:
Estimated Loss/(Gain):
Delinquency Status:
Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower.
Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.
Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed
Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.
Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.
Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan will experience if it liquidates on the Liquidation Date.
Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
3
6
9
F
R
0
The contractually due payment arrived on time.
The contractually due payment has not arrived within thirty days.
The contractually due payment has not arrived within sixty days.
The contractually due payment has not arrived within ninety days.
The property is in the process of foreclosure.
The property is real estate owned (REO).
The mortgage has either liquidated or been paid off.
OTS Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.
OTS Delinquency Method:
MBA Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the last day of the month in which the payment was due.
MBA Delinquency Method:
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: December 31, 2007
2008 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
* The estimated loss includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
2/4/2008
This loan liquidated out of current status during the 1/25/2008 distribution with an active prepayment penalty flag. It does not appear that a prepayment penalty was remitted to the trust. We have asked the servicer why a penalty was not remitted and we await a response.
Default Reason: (Unknown)
0.00% 1/1/2008 $0 0
Active
Internal Estimate $140,000
$132,163
$126,000
$0
90%
0% 12/31/2006
9919119
1
1/1/2008
CT
678
8/1/2004
1
2/4/2008
This loan liquidated out of current status during the 1/25/2008 distribution with an active prepayment penalty flag. It does not appear that a prepayment penalty was remitted to the trust. We have asked the servicer why a penalty was not remitted and we await a response.
Default Reason: (Unknown)
0.00% 12/31/2007 $0 0
Active
Internal Estimate $142,000
$117,851
$142,000
$0
100%
0% 12/31/2006
9919106
1
11/18/2007
KS
666
3/18/2004
2
2/4/2008
As of the 1/25/2008 distribution, this loan is in foreclosure status. This loan is due for the 10/1/2007 payment. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies. We will also make sure an updated valuation is received by the 2/25/2008 distribution.
Default Reason: (Unknown)
32.75% 3/1/2009 $24,632 F
Active
Internal Estimate $94,000
$72,112
$75,200
$74,794
80%
104% 12/31/2006
9920069
1
9/1/2007
OH
492
11/1/2006
2
2/4/2008
As of the 1/25/2008 distribution, this loan is in foreclosure status. This loan is due for the 10/1/2007 payment. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies. We will also make sure an updated valuation is received by the 2/25/2008 distribution.
Default Reason: (Unknown)
37.58% 2/1/2009 $23,963 F
Active
Internal Estimate $75,000
$57,826
$63,750
$63,368
85%
110% 12/31/2006
9920067
1
9/1/2007
SC
458
11/1/2006
2
2/4/2008
This loan was liquidated out of current status during the 1/25/2008 distribution with an active prepayment penalty flag. It does not appear that a prepayment penalty was remitted to the trust. We have asked the servicer why a penalty was not remitted and we await a response.
Default Reason: (Unknown)
0.00% 12/26/2007 $0 0
Active
Internal Estimate $525,000
$401,850
$243,000
$0
46%
0% 12/31/2006
9919366
1
11/1/2007
CA
585
4/1/2007
1
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Severity
MI Type
Liq. Date
Coverage Est (Gain)/Loss *
Delinquency
FICO
SASCO 2007-BC4 Loan-Level Report
Mortgage Data Through: December 31, 2007
2008 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
* The estimated loss includes estimated mortgage insurance proceeds where applicable and in addition if the loan has been liquidated this reflects the actual loss that has been passed to the trust.
2/4/2008
As of the 1/25/2008 distribution, this loan is in foreclosure status. This loan is due for the 10/1/2007 payment. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies. We will also make sure an updated valuation is received by the 2/25/2008 distribution.
Default Reason: (Unknown)
39.98% 12/1/2008 $185,332 F
Active
Internal Estimate $470,000
$357,200
$463,500
$462,473
99%
129% 12/31/2006
9919995
1
9/1/2007
CA
491
12/1/2006
2
2/4/2008
As of the 1/25/2008 distribution, this loan is in foreclosure status. This loan is due for the 10/1/2007 payment. Clayton will continue to monitor this loan to ensure the servicer is applying the most appropriate loss mitigation strategies. We will also make sure an updated valuation is received by the 2/25/2008 distribution.
Default Reason: (Unknown)
16.14% 12/1/2008 $48,436 F
Active
Internal Estimate $375,000
$312,354
$300,000
$300,000
80%
96% 12/31/2006
9919960
1
9/1/2007
CA
706
10/1/2005
2
2/4/2008
This loan liquidated out of current status during the 1/25/2008 distribution with an active prepayment penalty flag. It does not appear that a prepayment penalty was remitted to the trust. We have asked the servicer why a penalty was not remitted and we await a response.
Default Reason: (Unknown)
0.00% 12/18/2007 $0 0
Active
Internal Estimate $86,000
$74,183
$68,800
$0
80%
0% 12/31/2006
9919142
1
11/1/2007
WI
662
1/1/2005
1
2/4/2008
This loan liquidated out of current status during the 1/25/2008 distribution with an active prepayment penalty flag. It does not appear that a prepayment penalty was remitted to the trust. We have asked the servicer why a penalty was not remitted and we await a response.
Default Reason: (Unknown)
0.00% 12/3/2007 $0 0
Active
Internal Estimate $405,000
$472,000
$405,000
$0
100%
0% 12/31/2006
9919130
1
11/1/2007
AZ
734
11/1/2004
2
Watchlist
Loan Number
Lien
Group
State
Status
First Pmt.
Last Paid Dt.
Valuation
Valuation Date
Orig. Appr.
Current Value
Orig. Amount
Current Bal.
OLTV
CLTV
Severity
MI Type
Liq. Date
Coverage Est (Gain)/Loss *
Delinquency
FICO
Section Three
Prepayment Penalty Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
Trustee Remittance Date: January 25, 2008
SASCO 2007-BC4 Prepayment Penalty Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
Total Cash Flows
83.87%
42.62%
26
0
26
5
0
31
0
0
0
0
0
1
32
61
$0
$183,618
$183,618
Penalties Remitted for loans with Active Prepayment Flags
Total Loans with Penalties Remitted to the Total Paid-Off Loans
Total Loans with Penalties Remitted
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted
Loans with Active Prepayment Flags with Penalties Remitted
Aggregate Paid-Off Loans
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes
Other Exceptions
Total Paid-Off Loans with Active Prepayment Flags
Other - Actions Preventing the Collection of Prepayment Penalties
Documentation Issues Preventing the Collection of Prepayment Penalties
Loss Mitigation (Short Sales, Charge Offs)
Acceleration of Debt
Liquidated out of REO Status
Expired Prepayment Clauses (as stated in the Note)
Exceptions
Total Paid Off Loans With Prepayment Flags
Total Paid Off Loans
Total Collections by the Servicers
Difference
Amount Remitted by the Servicers
Amount Remitted to the Trust
1/25/2008 Trustee Remittance Date
Trustee Remittance Date: January 25, 2008
SASCO 2007-BC4 Paid-Off Mortgages With Prepayment Flags
2008 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
9917149 VA C 7/5/2007 3 07/05/2010 $166,480 $6,892 4%
9916792 IL 0 6/22/2007 3 06/22/2010 $167,331 $6,812 4%
9917529 DC 0 7/13/2007 3 07/13/2010 $288,682 $10,341 4%
9917278 DC 0 7/12/2007 3 07/12/2010 $282,000 $8,150 3%
9914900 PA C 4/19/2007 3 04/19/2010 $120,007 $4,092 3%
9917131 WA 0 6/28/2007 2 06/28/2009 $227,185 $7,049 3%
9916215 MD C 5/30/2007 3 05/30/2010 $83,658 $3,248 4%
9916213 MD 0 5/25/2007 3 05/25/2010 $169,749 $6,197 4%
9918790 CA C 8/16/2007 3 08/16/2010 $427,423 $18,208 4%
9918357 CA 0 8/9/2007 3 08/09/2010 $283,128 $12,974 5%
9918903 IL 0 8/27/2007 3 08/27/2010 $136,227 $4,801 4%
9918749 MD 0 8/23/2007 3 08/23/2010 $223,875 $9,362 4%
9917969 MO C 7/26/2007 3 07/26/2010 $269,298 $12,594 5%
9917506 CA 0 7/17/2007 3 07/17/2010 $325,583 $10,992 3%
9918348 OR 0 8/9/2007 3 08/09/2010 $100,903 $3,480 3%
9918085 CA 0 7/27/2007 3 07/27/2010 $246,815 $9,532 4%
9919366 CA 0 2/6/2007 2 02/06/2009 $242,597 $0 0 % Awaiting servicer's response
9914306 TN C 1/22/2007 2 01/22/2009 $98,413 $3,877 4%
9914674 FL C 4/13/2007 2 04/13/2009 $109,488 $3,866 4%
9919130 AZ 0 10/1/2004 3 10/01/2007 $396,278 $0 0 % Awaiting servicer's response
9919106 KS 0 2/12/2004 2 02/12/2006 $135,500 $0 0 % Awaiting servicer's response
9919142 WI 0 11/5/2004 2 11/05/2006 $66,468 $0 0 % Awaiting servicer's response
9919119 CT 0 6/30/2004 3 06/30/2007 $121,446 $0 0 % Awaiting servicer's response
9915307 CA 0 4/19/2007 2 04/19/2009 $205,713 $8,048 4%
9915237 MD 0 5/24/2007 2 05/24/2009 $164,303 $5,671 3%
9916689 PA 0 6/14/2007 2 06/14/2009 $101,695 $3,881 4%
9917044 VA 0 6/27/2007 2 06/27/2009 $144,486 $4,751 3%
9916169 AZ 0 5/17/2007 2 05/17/2009 $167,200 $4,297 3%
9915382 CA 0 5/1/2007 2 05/01/2009 $149,108 $4,118 3%
9916115 FL 0 5/4/2007 2 05/04/2009 $198,931 $5,949 3%
9916231 CA 0 5/9/2007 2 05/09/2009 $123,559 $4,438 4%
Loan
Number
State
Delinquency History
Origination
Date
Years to
Expiration
Expiration
Date
Payoff
Amount
PPP Remitted
% of PPP to
Payoff
Amount
Comments
SASCO 2007-BC4 Outstanding Issues
Trustee Remittance Date: January 25, 2008
2008 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
9919130 AZ 0 10/1/2004 3 10/01/2007 $396,278 0 % Awaiting servicer's response
9919142 WI 0 11/5/2004 2 11/05/2006 $66,468 0 % Awaiting servicer's response
9919366 CA 0 2/6/2007 2 02/06/2009 $242,597 0 % Awaiting servicer's response
9919106 KS 0 2/12/2004 2 02/12/2006 $135,500 0 % Awaiting servicer's response
9919119 CT 0 6/30/2004 3 06/30/2007 $121,446 0 % Awaiting servicer's response
Loan Number
State
Delinquency
History
Origination
Date
Years to
Expiration
Expiration
Date
Payoff
Amount
Cur. Funds
Remitted
Total PPP
Remitted
% of PPP to
Payoff
Amount
Comment
Section Four
Loss Analysis
2008 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
Date Loan Loss Amount Loss Percentage
1/25/2008 $0.00 0.00%
Totals:
*The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.
$0.00 0.00%
Losses Through: December 31, 2007
SASCO 2007-BC4 Historical Monthly Losses
2008 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
$0 $0 Loan-Level Losses:
$0 Subsequent Losses:
$0 Subsequent Gains:
$0
Monthly Security Loss:
$0 Losses Remitted:
$0 Difference:
Remittance Statement
Summary
1/25/2008
Loan Number
Loss
Loan Number
Loss
Loan Number
Loss
$0
Total:
Category
SASCO 2007-BC4 Loss Reconciliation Report
Trustee Remittance Date: January 25, 2008
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
2008 Clayton Fixed Income Services Inc. All rights reserved.
Section Five
Analytics
2008 Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
SASCO 2007-BC4 FICO Distribution by Status
Mortgage Data Through: December 31, 2007
FICO Delinquency Percentage
420 Current 0
420 Delinquent 0.002
430 Current 0
430 Delinquent 0.004
440 Current 0
440 Delinquent 0.002
450 Current 0.022
450 Delinquent 0.014
460 Current 0.002
460 Delinquent 0.019
470 Current 0.004
470 Delinquent 0.031
480 Current 0.005
480 Delinquent 0.031
490 Current 0.007
490 Delinquent 0.033
490 Paid Off 0.02
500 Current 0.016
500 Delinquent 0.06
510 Current 0.042
510 Delinquent 0.075
510 Paid Off 0.04
520 Current 0.037
520 Delinquent 0.097
520 Paid Off 0.04
530 Current 0.039
530 Delinquent 0.054
530 Paid Off 0.02
540 Current 0.034
540 Delinquent 0.062
550 Current 0.045
550 Delinquent 0.05
550 Paid Off 0.02
560 Current 0.042
560 Delinquent 0.054
560 Paid Off 0.1
570 Current 0.04
570 Delinquent 0.044
570 Paid Off 0.06
580 Current 0.045
580 Delinquent 0.027
580 Paid Off 0.04
590 Current 0.046
590 Delinquent 0.046
590 Paid Off 0.06
600 Current 0.06
600 Delinquent 0.041
600 Paid Off 0.06
610 Current 0.064
Status # of Loans Std. Deviation Average
610 Delinquent 0.044
610 Paid Off 0.08
620 Current 0.07
620 Delinquent 0.031
620 Paid Off 0.04
630 Current 0.071
630 Delinquent 0.042
630 Paid Off 0.06
640 Current 0.075
640 Delinquent 0.037
640 Paid Off 0.04
650 Current 0.053
650 Delinquent 0.029
660 Current 0.045
660 Delinquent 0.015
660 Paid Off 0.1
670 Current 0.035
670 Delinquent 0.019
670 Paid Off 0.06
680 Current 0.033
680 Delinquent 0.01
680 Paid Off 0.06
690 Current 0.023
690 Delinquent 0.008
700 Current 0.012
700 Delinquent 0.002
700 Paid Off 0.02
710 Current 0.008
710 Delinquent 0.006
720 Current 0.006
720 Delinquent 0.006
730 Current 0.005
730 Paid Off 0.04
740 Current 0.004
750 Current 0.002
760 Current 0.002
770 Current 0.002
780 Current 0.001
790 Current 0.001
790 Delinquent 0.002
800 Current 0.001
810 Current 0
Current 5,381 598 66.277
Delinquent 518 555 71.059
5,899 Total:
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
SASCO 2007-BC4 Loan-to-Value Distribution by Status
Mortgage Data Through: December 31, 2007
Status # of Loans Std. Deviation Average
LTV Delinquency Percentage
0.1 Current 0.001
0.2 Current 0.002
0.3 Current 0.007
0.3 Delinquent 0.004
0.3 Paid Off 0.02
0.4 Current 0.017
0.4 Delinquent 0.01
0.4 Paid Off 0.02
0.5 Current 0.041
0.5 Delinquent 0.019
0.5 Paid Off 0.1
0.6 Current 0.081
0.6 Delinquent 0.062
0.6 Paid Off 0.14
0.7 Current 0.156
0.7 Delinquent 0.116
0.7 Paid Off 0.2
0.8 Current 0.242
0.8 Delinquent 0.307
0.8 Paid Off 0.16
0.9 Current 0.288
0.9 Delinquent 0.33
0.9 Paid Off 0.2
1 Current 0.165
1 Delinquent 0.153
1 Paid Off 0.16
Current 5,381 0.794 0.147
Delinquent 518 0.817 0.124
Paid Off 50 0.748 0.166
5,949 Total:
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
SASCO 2007-BC4 Balance Distribution by Status
Mortgage Data Through: December 31, 2007
Balance Delinquency Percentage
20000 Current 0.001
30000 Current 0.003
30000 Delinquent 0.006
40000 Current 0.005
40000 Delinquent 0.017
50000 Current 0.01
50000 Delinquent 0.019
60000 Current 0.016
60000 Delinquent 0.017
70000 Current 0.025
70000 Delinquent 0.017
80000 Current 0.031
80000 Delinquent 0.035
90000 Current 0.022
90000 Delinquent 0.023
100000 Current 0.038
100000 Delinquent 0.048
110000 Current 0.041
110000 Delinquent 0.05
120000 Current 0.04
120000 Delinquent 0.05
130000 Current 0.04
130000 Delinquent 0.035
140000 Current 0.038
140000 Delinquent 0.044
150000 Current 0.042
150000 Delinquent 0.019
160000 Current 0.04
160000 Delinquent 0.046
170000 Current 0.043
170000 Delinquent 0.029
180000 Current 0.039
180000 Delinquent 0.041
190000 Current 0.031
190000 Delinquent 0.023
200000 Current 0.037
200000 Delinquent 0.027
210000 Current 0.036
210000 Delinquent 0.025
220000 Current 0.035
220000 Delinquent 0.042
230000 Current 0.029
230000 Delinquent 0.031
240000 Current 0.032
240000 Delinquent 0.031
250000 Current 0.03
250000 Delinquent 0.021
260000 Current 0.025
260000 Delinquent 0.014
270000 Current 0.019
270000 Delinquent 0.037
280000 Current 0.022
280000 Delinquent 0.012
290000 Current 0.016
290000 Delinquent 0.015
300000 Current 0.02
300000 Delinquent 0.015
310000 Current 0.02
310000 Delinquent 0.012
320000 Current 0.015
320000 Delinquent 0.012
330000 Current 0.012
330000 Delinquent 0.015
340000 Current 0.012
340000 Delinquent 0.019
350000 Current 0.011
350000 Delinquent 0.014
360000 Current 0.011
360000 Delinquent 0.015
370000 Current 0.01
370000 Delinquent 0.014
380000 Current 0.007
380000 Delinquent 0.006
390000 Current 0.006
390000 Delinquent 0.006
400000 Current 0.006
400000 Delinquent 0.012
410000 Current 0.005
410000 Delinquent 0.004
420000 Current 0.006
420000 Delinquent 0.002
430000 Current 0.006
430000 Delinquent 0.01
440000 Current 0.006
440000 Delinquent 0.004
450000 Current 0.005
450000 Delinquent 0.01
460000 Current 0.005
460000 Delinquent 0.004
470000 Current 0.004
470000 Delinquent 0.004
480000 Current 0.003
480000 Delinquent 0.002
490000 Current 0.004
490000 Delinquent 0.004
500000 Current 0.004
500000 Delinquent 0.002
510000 Current 0.003
510000 Delinquent 0.004
520000 Current 0.003
530000 Current 0.002
530000 Delinquent 0.004
540000 Current 0.002
540000 Delinquent 0.004
550000 Current 0.002
560000 Current 0.002
560000 Delinquent 0.004
570000 Current 0.002
580000 Current 0.001
580000 Delinquent 0.004
590000 Current 0.002
600000 Current 0.001
600000 Delinquent 0.002
610000 Current 0.001
620000 Current 0.001
630000 Current 0.001
640000 Current 0.002
640000 Delinquent 0.002
650000 Current 0.001
650000 Delinquent 0.002
660000 Current 0
660000 Delinquent 0.002
670000 Current 0
680000 Current 0.001
680000 Delinquent 0.002
690000 Current 0.001
690000 Delinquent 0.002
700000 Current 0.001
710000 Current 0.001
710000 Delinquent 0.002
730000 Current 0
750000 Current 0
760000 Current 0
760000 Delinquent 0.002
780000 Current 0
790000 Current 0
800000 Current 0
810000 Current 0
820000 Current 0
830000 Current 0
830000 Delinquent 0.002
840000 Current 0.001
840000 Delinquent 0.002
850000 Current 0
860000 Current 0
870000 Current 0
880000 Current 0
890000 Current 0
900000 Current 0
920000 Current 0
940000 Current 0
950000 Current 0
970000 Current 0
1000000 Current 0
1020000 Delinquent 0.002
Status # of Loans Std. Deviation Average
1060000 Current 0
1100000 Current 0
1160000 Current 0
1180000 Current 0
1500000 Current 0
Current 5,381 220,094.86 130,608.74
Delinquent 518 218,174.57 137,655.46
5,899 Total:
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
SASCO 2007-BC4 Mortgage Type Distribution by Status
Mortgage Data Through: December 31, 2007
Mortgage Type Loan Count Avg. Balance Total Balance Std. Deviation
Mortgage Type Delinquency Percentage
Investment Home Current 0.081
Investment Home Delinquent 0.062
Investment Home Paid Off 0.1
Primary Home Current 0.911
Primary Home Delinquent 0.938
Primary Home Paid Off 0.88
Second Home Current 0.008
Second Home Paid Off 0.02
ARM 49,356,108.25 185,549.28 167,923.39 266
Fixed 1,247,988,742.59 219,600.34 130,121.09 5,683
5,949 Total: 1,297,344,850.84
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
SASCO 2007-BC4 Mortgage Term Distribution by Status
Mortgage Data Through: December 31, 2007
# of Loans Other 180 120 240 360
Mortgage Term Delinquency Percentage
0 Current 0
0 Current 0
0 Current 0.004
0 Delinquent 0.006
120 Current 0
180 Delinquent 0.015
180 Current 0.006
240 Current 0.003
240 Delinquent 0.006
360 Delinquent 0.973
360 Current 0.986
360 Paid Off 1
5,949 21 40 1 26 5861
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
Cash-out
refinance
Purchase
Rate/term
refinance
Home
Improvement
Other
4,215 70.9%
21.2% 1,262
7.9% 468
0.0% 1
0.1% 3
Cash-out
refinance
Purchase
Rate/term
refinance
Home
Improvement
Other
71.5% 3,846
21.0% 1,129
7.5% 403
0.0% 0
0.1% 3
Total 5,949 100% Total 5,381 100%
Cash-out
refinance
Purchase
Rate/term
refinance
Home
Improvement
Other
Cash-out
refinance
Purchase
Rate/term
refinance
Home
Improvement
Other
63.9% 331
23.6% 122
12.4% 64
0.2% 1
0.0% 0
76.0% 38
22.0% 11
2.0% 1
0.0% 0
0.0% 0
Total 518 100% Total 50 100%
Purpose Number Percentage Purpose Number Percentage
Delinquent Loans Paid Off Loans
SASCO 2007-BC4 Mortgage Purpose Distribution
Mortgage Data Through: December 31, 2007
Purpose Number Percentage Purpose Number Percentage
Origination Statistics Current Loans
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
SASCO 2007-BC4 Ownership Distribution by Status
Mortgage Data Through: December 31, 2007
Title # of Loans
Ownership Type Delinquency Percentage
Investment Home Current 0.081
Investment Home Delinquent 0.062
Investment Home Paid Off 0.1
Primary Home Current 0.911
Primary Home Delinquent 0.938
Primary Home Paid Off 0.88
Second Home Current 0.008
Second Home Paid Off 0.02
Investment Home 474
Primary Home 5,433
Second Home 42
5,949 Total:
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
12/31/2007 349 152 6 11 0
SASCO 2007-BC4 Delinquent Count Over Time
Mortgage Data Through: December 31, 2007
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
12/31/2007 74383200.18 33930875.01 2073578 2626775.66 0
SASCO 2007-BC4 Delinquent Balance Over Time
Mortgage Data Through: December 31, 2007
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
Date Distribution Date CPR 3-Month MA 6-Month MA 12-Month MA
12/31/2007 1/25/2008 11.04%
Mortgage Data Through: December 31, 2007
SASCO 2007-BC4 Conditional Prepayment Rates
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of Clayton Fixed Income Services Inc.
Date Average Age Default Rate
Weighted
CDR (F-R) SDA % Default Amt
Monthly
SDA Curve
31-Dec-07 7.66 0.00% 0.00% 0% $0 0.15%
SASCO 2007-BC4 Historical SDA Performance
Mortgage Data Through: December 31, 2007
Averages:
0.00% 0.00% 0% $0 7.66 0.15%
Copyright 2008, Clayton Fixed Income Services Inc. All rights reserved.
This material is confidential and may not be copied, used or distributed without the written permission of
Clayton Fixed Income Services Inc.